Acquisitions - Narrative (Details) - USD ($)		3 Months Ended								12 Months Ended
	Jun. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Pre-tax gain or loss from discontinued operations
Income taxes from discontinued operations										$ 41,540,000
Reduction of basic net income per common share, discontinued operations (in dollars per share)										$ 0.44	$ (0.00)	$ (0.00)
Reduction of diluted net income per common share, discontinued operations (in dollars per share)										$ 0.44	$ (0.00)	$ (0.00)
Goodwill		$ 6,814,345,000				$ 1,126,892,000				$ 6,814,345,000	$ 1,126,892,000	$ 1,143,333,000	$ 1,158,346,000
Sales		3,979,564,000	$ 4,507,020,000	$ 3,735,817,000	$ 2,761,387,000	2,782,591,000	$ 3,279,462,000	$ 3,219,525,000	$ 2,574,024,000	14,983,788,000	11,855,602,000	11,339,304,000
Income from continuing operations before income taxes										1,528,219,000	1,595,233,000	1,548,966,000
Amortization of intangible assets										206,764,000	25,404,000	28,237,000
Amortization of inventory purchase accounting adjustments										54,924,000
Depreciation										284,997,000	172,074,000	170,323,000
Interest expense										263,471,000	154,088,000	61,791,000
The Americas Group
Business Acquisition [Line Items]
Goodwill		2,555,609,000				285,410,000				2,555,609,000	285,410,000	295,052,000	295,129,000
Performance Coatings Group
Business Acquisition [Line Items]
Goodwill		2,025,495,000				141,608,000				2,025,495,000	141,608,000	147,210,000	161,011,000
Consumer Brands Group
Business Acquisition [Line Items]
Goodwill		$ 2,233,241,000				$ 699,874,000				2,233,241,000	699,874,000	$ 701,071,000	$ 702,206,000
North American industrial wood coatings business | Discontinued operations
Business Acquisition [Line Items]
Proceeds from divested assets sold	$ 431,000,000
Pre-tax gain or loss from discontinued operations	$ 0
Valspar
Business Acquisition [Line Items]
Acquisition purchase price (in dollars per share)	$ 113
Enterprise value	$ 8,900,000,000
Finite-lived intangible assets	5,071,800,000
Goodwill	5,675,244,000
Sales										2,464,000,000
Income from continuing operations before income taxes										115,800,000
Amortization of intangible assets										183,100,000
Amortization of inventory purchase accounting adjustments											54,900,000
Interest expense										179,300,000	72,800,000
Valspar | Administrative | Transaction and integration related SG&A expense
Business Acquisition [Line Items]
Acquisition expenses incurred										$ 126,800,000
Transaction and integration related expense											$ 58,400,000
Valspar | The Americas Group
Business Acquisition [Line Items]
Goodwill	2,300,000,000
Valspar | Performance Coatings Group
Business Acquisition [Line Items]
Goodwill	1,900,000,000
Valspar | Consumer Brands Group
Business Acquisition [Line Items]
Goodwill	$ 1,500,000,000
Valspar | Customer relationships and intellectual property and technology | Minimum
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average amortization period	15 years
Valspar | Customer relationships and intellectual property and technology | Maximum
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average amortization period	20 years
Valspar | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 3,300,000,000
Valspar | Intellectual Property
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 1,800,000,000